UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     February 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $138,340 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4      825  2500000 PRN      DEFINED 01            2500000        0        0
CHINA SUNERGY CO LTD           NOTE 4.750% 6/1  16942XAB0     4188  5000000 PRN      DEFINED 01            5000000        0        0
CISCO SYS INC                  COM              17275R102     7586   375000 SH       DEFINED 01             375000        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     7287  8500000 PRN      DEFINED 01            8500000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2     1620  3000000 PRN      DEFINED 01            3000000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AD6       17  1700000 PRN      DEFINED 01            1700000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    28325 27500000 PRN      DEFINED 01           27500000        0        0
EASTMAN KODAK CO               COM              277461109     3739   697500 SH       DEFINED 01             697500        0        0
EASTMAN KODAK CO               NOTE 7.000% 4/0  277461BJ7    46944 45000000 PRN      DEFINED 01           45000000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    17397   900000 SH       DEFINED 01             900000        0        0
GENERAL ELECTRIC CO            COM              369604103        2  2280000 SH  PUT  DEFINED 01            2280000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      980  1000000 SH       DEFINED 01            1000000        0        0
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      847   100000 SH       DEFINED 01             100000        0        0
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303     7155   750000 SH       DEFINED 01             750000        0        0
RADIAN GROUP INC               NOTE 3.000%11/1  750236AK7     9753 10000000 PRN      DEFINED 01           10000000        0        0
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR    83415U108     1097134247000 SH       DEFINED 01          134247000        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714      184   400000 SH  PUT  DEFINED 01             400000        0        0
TIME WARNER INC                COM NEW          887317303      394    98500 SH  PUT  DEFINED 01              98500        0        0